Investments Accounted For Using Equity Method - Details of Each Company's Associate (Details) - Gogoro Network Pte. Ltd. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 16,117	$ 17,741
Zypp
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 16,117	$ 15,716
The Company’s share in %	13.44%	12.73%	13.44%
Zypp | Top of range
Disclosure of Associates [Line Items]
The Company’s share in %			13.44%
GPH
Disclosure of Associates [Line Items]
Investments accounted for using equity method		$ 0	$ 2,025
The Company’s share in %		30.00%	30.00%